As filed with the Securities and Exchange Commission on March 16, 2012

Securities Act File No. 33-80966

Investment Company Act File No. 811-8598

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No	☐

Post-Effective Amendment No. 38	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 39	☒

The Commerce Funds

(Exact Name of Registrant as Specified in Charter)

922 Walnut Street, Fourth Floor

Mail Code=TB4-1

Kansas City, Missouri 64106

(Address of Principal Executive Offices)

Registrant’s Telephone Number:

1-800-995-6365

Diana E. McCarthy

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: none

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 38 under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 38 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Kansas City, State of Missouri, on the 16th day of March, 2012.

THE COMMERCE FUNDS

                  Registrant

/s/ William R. Schuetter

        William R. Schuetter

                  President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 38 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Peter W. Fortner	Chief Accounting Officer	March 16, 2012

Peter W. Fortner

/s/ David L. Bodde	Lead Independent Trustee	March 16, 2012

David L. Bodde

/s/ Martin E. Galt, III	Trustee, Chairman	March 16, 2012

Martin E. Galt, III

/s/ Charles W. Peffer	Trustee	March 16, 2012

Charles W. Peffer

/s/ James M. Snowden, Jr.	Trustee	March 16, 2012

James M. Snowden, Jr.

THE COMMERCE FUNDS

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase